Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Income (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase in net assets available for plan benefits	$ 117,098,082
Changes in deemed loan activity	(38,521)
Net gain per Form 5500	$ 117,059,561